Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 3,239	$ 8,137
COST OF REVENUE
GROSS PROFIT	3,239	8,137
OTHER INCOME	8,169	25,244
SELLING AND DISTRIBUTION EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES	(224,161)	(93,865)
LOSS BEFORE INCOME TAX	(212,753)	(60,484)
INCOME TAX PROVISION	4,053	(4,796)
NET LOSS	(208,700)	(65,280)
Other comprehensive loss:
- Foreign exchange translation adjustment	(103)	(401)
TOTAL COMPREHENSIVE LOSS	$ (208,803)	$ (65,681)
Net loss per share, basic	$ (0.0029)	$ (0.0008)
Net loss per share, diluted	$ (0.0029)	$ (0.0008)
Weighted average number of common shares outstanding - Basic	86,623,800	60,055,028
Weighted average number of common shares outstanding - Diluted	86,623,800	60,055,028